INTANGIBLE ASSETS - Roll Forward of the Partnership’s Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in intangible assets other than goodwill
Balance, beginning of period	$ 1,060	$ 899
Acquisitions	12	16
Acquisition through business combinations	27	83
Amortization	(9)	(11)
Foreign currency translation and other	(18)	73
Reclassification of Opportunistic Fund Investments to assets held for sale	(108)	0
Balance, end of period	$ 964	$ 1,060